COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Commitments to originate loans | Residential first and second mortgage loans
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	$ 121,096	$ 70,545
Commitments to originate loans | Commercial mortgage loans
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	46,058	21,744
Commitments to originate loans | Non-mortgage loans
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	12,458	19,436
Unused lines of credit
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	$ 195,002	$ 194,886